Share capital	6 Months Ended
Feb. 28, 2022
Share capital

17.	Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	142,610	970,366
Convertible debt conversion	1,542,184	11,911,875
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	37,991	367,159
Balance, February 28, 2021	13,951,020	107,136,725

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, February 28, 2022	15,634,944	123,422,989

(c)	Activity for the period

During the six months ended February 28, 2022, the Company issued 91,635 common shares upon vesting of an equal number of RSUs, see Note 19.